Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue, net	$ 50,683	$ 9,009,254	$ 108,264	$ 9,040,359	$ 9,072,130	$ 224,052
Cost of goods sold	14,997	24,307	57,687	47,163	466,802	285,311
Gross profit	35,686	8,984,947	50,577	8,993,196	8,605,328	(61,259)
Operating Expenses:
Product development	356,761	185,764	1,152,930	676,603	693,448	3,226,773
Sales and marketing	80,937	137,943	459,341	299,130	215,332	384,217
General and administrative, net	1,989,095	5,232,482	13,091,503	12,493,928	18,523,030	20,076,055
Transaction costs including those incurred with contingent earn-out share liability (Note 4)	55,038,544		55,038,544
Depreciation and amortization	67,730	75,318	205,111	734,306	818,203	1,879,398
Total operating expenses	57,533,067	5,631,507	69,947,429	14,203,967	20,250,013	25,566,443
Income (loss) from operations	(57,497,381)	3,353,440	(69,896,852)	(5,210,771)	(11,644,685)	(25,627,702)
Other Income and (Expense):
Interest income - trust account					1,942	9,000
Foreign currency gain (loss)					1,284,846	(2,193,685)
Paycheck protection program loan forgiveness						1,238,145
Other income, net	8,739	397,976	21,398	242,461	59,982
UK R&D tax credit	1,251,243		1,251,243
Loss on initial issuance of convertible note	(1,770,933)		(1,770,933)
Change in fair value of convertible note option liability	607,067		607,067
Change in fair value of warrant liabilities	(220,373)		(220,373)
Change in fair value of earn-out share liability (Note 4)	24,750,000		24,750,000
Other expense	(36)		(9,346)	(15,134)	(21,857)	(50,041)
Interest expense	(451,881)	(1,789,617)	(1,352,823)	(4,425,764)	(5,318,817)	(8,575,756)
Total other income and (expense)	24,173,826	(1,391,641)	23,276,233	(4,198,437)	(3,993,904)	(9,572,337)
Net (loss) income	(33,323,555)	1,961,799	(46,620,619)	(9,409,208)	(15,638,589)	(35,200,039)
Net loss attributable to non-controlling interests						(32,950)
Net loss attributable to Veea, Inc.	$ (33,323,555)	$ 1,961,799	$ (46,620,619)	$ (9,409,208)	$ (15,638,589)	$ (35,167,089)
Basic net (loss) income per Common Stock (in Dollars per share)	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
Diluted net (loss) income per share (in Dollars per share)	$ (1.49)	$ 0.12	$ (2.31)	$ (0.59)	$ (2.16)	$ (4.89)
Weighted average shares outstanding basic (in Shares)	22,292,374	16,427,124	20,217,081	16,065,664	7,235,733	7,203,514
Weighted average shares outstanding diluted (in Shares)	22,292,374	16,427,124	20,217,081	16,065,664	7,235,733	7,203,514
PLUM ACQUISITION CORP. I
Operating Expenses:
Income (loss) from operations		$ (353,372)		$ (2,085,609)	$ (3,098,285)	$ (4,074,437)
Other Income and (Expense):
Interest income - trust account					4,758,906	4,679,040
Change in fair value of warrant liabilities		(334,975)		(379,216)	(1,264,054)	8,973,522
Change in fair value of FPA				308,114	308,114
Issuance of FPA				(308,114)	(308,114)
Reduction of deferred underwriter fee payable				328,474	328,474
Interest Expense - Debt Discount					(759,768)
Termination Fee						1,000,000
Interest expense		(279,013)		(413,944)
Total other income and (expense)		15,322		3,879,911	3,063,558	14,652,562
Net (loss) income					(34,727)	10,578,125
Net loss attributable to Veea, Inc.		$ (338,050)		$ 1,794,302
Formation and operating expenses					$ 3,098,285	$ 4,074,437
PLUM ACQUISITION CORP. I | Class A Ordinary Shares Subject to Possible Redemption
Other Income and (Expense):
Basic net (loss) income per Common Stock (in Dollars per share)					$ 0	$ 0.27
Diluted net (loss) income per share (in Dollars per share)					$ 0	$ 0.27
Weighted average shares outstanding basic (in Shares)					9,858,573	31,921,634
Weighted average shares outstanding diluted (in Shares)					9,858,573	31,921,634
PLUM ACQUISITION CORP. I | Class A Ordinary Shares
Other Income and (Expense):
Basic net (loss) income per Common Stock (in Dollars per share)		$ (0.03)		$ 0.09	$ 0
Diluted net (loss) income per share (in Dollars per share)		$ (0.03)		$ 0.09	$ 0
Weighted average shares outstanding basic (in Shares)		1,474,641		526,181	2,405,055
Weighted average shares outstanding diluted (in Shares)					2,405,055
PLUM ACQUISITION CORP. I | Class B Ordinary Shares
Other Income and (Expense):
Basic net (loss) income per Common Stock (in Dollars per share)		$ (0.03)		$ 0.09	$ 0	$ 0.27
Diluted net (loss) income per share (in Dollars per share)		$ (0.03)		$ 0.09	$ 0	$ 0.27
Weighted average shares outstanding basic (in Shares)		6,505,768		7,454,228	5,575,354	7,980,409
Weighted average shares outstanding diluted (in Shares)					5,575,354	7,980,409